CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Investments:
Fixed income securities, available-for-sale		$ 4,692,200	$ 4,122,600
Fixed income securities, trading	[1]	1,199,900	1,485,700
Short-term investments, available for sale		261,900	93,600
Short-term investments, trading at fair value		1,000	2,100
Catastrophe bonds, trading at fair value (amortized cost — 2024: $1.0 and 2023: $1.6)		1,000	1,600
Privately-held Investments, available for sale, at fair value	[2]	24,200	14,900
Privately-held Investments	[2]	286,800	475,000
Investments, equity method		7,300	7,600
Other Investments	[3]	267,200	209,300
Investments, Excluding Derivative Assets		6,741,500	6,412,400
Reinsurance recoverables:
Cash and Cash Equivalents, at Carrying Value	[4]	914,200	1,028,100
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2024: $27.5 and 2023: $3.7)		4,172,000	4,577,800
Ceded unearned premiums		901,700	733,500
Receivables:
Underwriting premiums receivables (net of allowance for expected credit losses of 2024: $24.6 and 2023: $21.0)		1,617,000	1,435,300
Deferred acquisition costs		322,100	296,200
Derivative assets		17,000	31,700
Right-of-use operating lease assets		53,500	61,600
Income taxes refundable		900	4,300
Deferred tax assets		397,900	312,600
Other assets		590,800	309,600
Intangible assets and goodwill		19,900	21,700
Total assets		15,748,500	15,224,800
Insurance Reserve [Abstract]
Reserve for losses and loss adjustment expenses		8,122,600	7,810,600
Unearned premiums		2,645,800	2,426,300
Total insurance reserves		10,768,400	10,236,900
Reinsurance premiums		901,100	1,416,600
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Income taxes payable		6,800	12,600
Deferred tax liabilities		1,100	1,600
Accrued expenses and other payables	[5]	237,200	214,400
Payables for securities purchased		36,900	22,300
Operating lease liabilities		75,600	86,100
Derivative liabilities		49,500	25,800
Short-Term Debt		300,000	300,000
Total liabilities		12,376,600	12,316,300
Commitments and contingent liabilities		0	0
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Ordinary shares, value	[6]	91	91
Preference shares, value		970,500	753,500
Additional paid-in capital	[6]	761,700	761,700
Retained earnings		2,029,700	1,793,500
Accumulated other comprehensive (loss)		(390,100)	(400,300)
Total shareholders' equity		3,371,900	2,908,500
Total liabilities and shareholders’ equity		$ 15,748,500	$ 15,224,800

[1]	Fixed income securities, available for sale includes related party investments totaling $14.0 million (2023 — $Nil). Fixed income securities, trading at fair value includes related party investments totaling $74.9 million (2023 — $129.8 million).
[2]	Privately-held investments, trading at fair value include related party investments totaling $73.6 million (2023 — $112.4 million). Privately-held investments, available for sale include related party investments totaling $Nil (2023 — $14.9 million).
[3]	Other investments includes related party investments in Funds Managed by Apollo of $78.6 million (2023 — $39.8 million).
[4]	Cash and cash equivalents includes restricted cash of $181.9 million (2023 — $323.2 million) which are held in trusts.
[5]	Includes amounts due to related parties of $4.0 million for investment management fees (2023 — $2.1 million), and $1.3 million for management consulting fees (2023 — $1.2 million).
[6]	The results of the March 30, 2025 Ordinary Shares Exchange have been applied retroactively for all periods.